Shareholder Report, Holdings (Details)	Sep. 30, 2025
Timber Point Global Allocations Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.79%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares China Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Timber Point Global Allocations Fund - Institutional Class Shares | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%
Timber Point Global Allocations Fund - Institutional Class Shares | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Timber Point Global Allocations Fund - Institutional Class Shares | Alibaba Group Holding Ltd. - Hong Kong - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Timber Point Global Allocations Fund - Institutional Class Shares | Boeing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Timber Point Global Allocations Fund - Institutional Class Shares | Timber Point Alternative Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Timber Point Global Allocations Fund - Institutional Class Shares | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Timber Point Global Allocations Fund - Institutional Class Shares | VanEck Bitcoin ETF/US [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Timber Point Global Allocations Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.86%
Timber Point Global Allocations Fund - Institutional Class Shares | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Timber Point Global Allocations Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	25.81%
Timber Point Global Allocations Fund - Institutional Class Shares | Commodity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset Allocation Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.75%
Timber Point Global Allocations Fund - Institutional Class Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
Timber Point Global Allocations Fund - Institutional Class Shares | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	5.29%
Timber Point Global Allocations Fund - Institutional Class Shares | Environmental Control [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
Timber Point Global Allocations Fund - Institutional Class Shares | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
Timber Point Global Allocations Fund - Institutional Class Shares | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	0.31%
Timber Point Global Allocations Fund - Institutional Class Shares | Computers [Member]
Holdings [Line Items]
Percent of Total Investments	3.65%
Timber Point Global Allocations Fund - Institutional Class Shares | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	0.24%
Timber Point Global Allocations Fund - Institutional Class Shares | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Timber Point Global Allocations Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
Timber Point Alternative Income Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.68%
Timber Point Alternative Income Fund - Institutional Class Shares | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Doubleline Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
Timber Point Alternative Income Fund - Institutional Class Shares | Vanguard International High Dividend Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR S&P Regional Banking ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Timber Point Alternative Income Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	18.19%
Timber Point Alternative Income Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Timber Point Alternative Income Fund - Institutional Class Shares | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
Timber Point Alternative Income Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
Timber Point Alternative Income Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.77%
Timber Point Alternative Income Fund - Institutional Class Shares | Asset Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
Timber Point Alternative Income Fund - Institutional Class Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.93%